Schedule of Investments (unaudited)
April 30, 2024
BlackRock Future Health ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Biotechnology — 35.3%
4D Molecular Therapeutics Inc.(a)(b)	299	$7,155
AbbVie Inc.	347	56,436
AC Immune SA(a)	1,540	3,819
Alkermes PLC(a)	371	9,104
Alnylam Pharmaceuticals Inc.(a)	436	62,762
Amgen Inc.	279	76,429
Apellis Pharmaceuticals Inc.(a)(b)	104	4,596
Arcturus Therapeutics Holdings Inc.(a)	296	7,569
Arcus Biosciences Inc.(a)	332	5,056
Argenx SE, ADR(a)	133	49,941
Arrowhead Pharmaceuticals Inc.(a)	160	3,619
Astria Therapeutics Inc.(a)(b)	265	2,433
Autolus Therapeutics PLC , ADR(a)	1,589	5,848
Beam Therapeutics Inc.(a)	563	11,947
BeiGene Ltd., ADR(a)	171	26,324
Bicycle Therapeutics PLC, ADR(a)(b)	511	11,983
Biogen Inc.(a)	206	44,253
Biohaven Ltd., NVS(a)(b)	219	8,497
BioMarin Pharmaceutical Inc.(a)	853	68,888
Biomea Fusion Inc.(a)(b)	292	3,136
Black Diamond Therapeutics Inc.(a)	1,678	9,346
Blueprint Medicines Corp.(a)	667	60,924
Bridgebio Pharma Inc.(a)	355	9,095
Cabaletta Bio Inc.(a)	1,025	10,911
CG oncology, Inc., NVS(a)	218	8,761
CureVac NV(a)	656	1,653
Denali Therapeutics Inc.(a)	930	14,359
Dyne Therapeutics Inc.(a)	314	7,947
Exact Sciences Corp.(a)	225	13,354
Exelixis Inc.(a)	992	23,272
Galapagos NV, ADR(a)	296	8,421
Genmab A/S(a)	58	16,103
Genmab A/S, ADR(a)	189	5,233
Halozyme Therapeutics Inc.(a)	323	12,306
Immatics NV, NVS(a)	531	5,273
Immunocore Holdings PLC(a)(b)	643	37,988
Incyte Corp.(a)	240	12,492
Insmed Inc.(a)	350	8,652
Ionis Pharmaceuticals Inc.(a)(b)	334	13,781
Iovance Biotherapeutics Inc.(a)(b)	320	3,770
Keros Therapeutics Inc.(a)	158	8,910
Kyverna Therapeutics Inc.(a)(b)	127	1,923
Legend Biotech Corp., ADR(a)	814	35,604
Lexeo Therapeutics Inc.(a)	55	685
MacroGenics Inc.(a)	361	5,336
Merus NV(a)(b)	805	36,153
Monte Rosa Therapeutics Inc.(a)	230	1,224
MoonLake Immunotherapeutics, Class A, NVS(a)	227	9,287
Morphic Holding Inc.(a)	154	4,200
Neurocrine Biosciences Inc.(a)	413	56,804
Nurix Therapeutics Inc.(a)	813	9,772
Nuvalent Inc., Class A(a)(b)	445	30,652
Prime Medicine Inc., NVS(a)	730	3,592
Protagonist Therapeutics Inc.(a)	809	20,314
PTC Therapeutics Inc.(a)	444	14,275
REGENXBIO Inc.(a)	215	3,300
Revolution Medicines Inc.(a)	654	24,381
Rhythm Pharmaceuticals Inc.(a)	1,064	42,305
Rocket Pharmaceuticals Inc.(a)	634	13,644
Roivant Sciences Ltd.(a)	1,780	19,402
Sage Therapeutics Inc.(a)	525	7,318
Sagimet Biosciences Inc., Class A, NVS(a)(b)	845	3,295
Sana Biotechnology Inc.(a)	686	6,174
Sarepta Therapeutics Inc.(a)	322	40,784
Stoke Therapeutics Inc.(a)	1,029	11,350
Tenaya Therapeutics Inc.(a)	1,168	5,303
TScan Therapeutics Inc.(a)	2,144	16,552
Twist Bioscience Corp.(a)	262	8,182
Ultragenyx Pharmaceutical Inc.(a)	238	10,124
United Therapeutics Corp.(a)	123	28,823
Vaxcyte Inc.(a)(b)	577	34,937
Security	Shares	Value
Biotechnology (continued)
Vertex Pharmaceuticals Inc.(a)	44	$17,284
Viking Therapeutics Inc.(a)(b)	400	31,832
Voyager Therapeutics Inc.(a)	718	5,615
Xenon Pharmaceuticals Inc.(a)	927	37,683
Zealand Pharma A/S(a)	175	15,705
		1,376,160
Electronic Equipment, Instruments & Components — 0.0%
908 Devices Inc.(a)	448	2,554
Financial Services — 0.3%
Helix Acquisition Corp. II(a)	1,135	11,645
Health Care Equipment & Supplies — 23.6%
Abiomed Inc., CVR(c)	246	480
Align Technology Inc.(a)	287	81,043
Becton Dickinson and Co.	172	40,351
Boston Scientific Corp.(a)	1,885	135,476
CONMED Corp.	187	12,712
ConvaTec Group PLC(d)	8,138	25,320
Cooper Companies Inc. (The)	924	82,291
Dexcom Inc.(a)	388	49,427
Edwards Lifesciences Corp.(a)	670	56,729
Glaukos Corp.(a)(b)	85	8,160
Hologic Inc.(a)	380	28,793
Inspire Medical Systems Inc.(a)	179	43,257
Intuitive Surgical Inc.(a)	243	90,061
Masimo Corp.(a)	498	66,936
Novocure Ltd.(a)	385	4,712
Nyxoah SA(a)(b)	946	9,848
Penumbra Inc.(a)	123	24,166
Pulmonx Corp.(a)	609	4,634
Shockwave Medical Inc.(a)	131	43,255
SI-BONE Inc.(a)	300	4,278
STERIS PLC	93	19,024
Stryker Corp.	178	59,897
Tandem Diabetes Care Inc.(a)	265	9,723
Zimmer Biomet Holdings Inc.	167	20,087
		920,660
Health Care Providers & Services — 10.8%
Cencora Inc.	556	132,912
Centene Corp.(a)	374	27,324
Elevance Health Inc.	72	38,058
Encompass Health Corp.	169	14,091
Guardant Health Inc.(a)	724	13,032
Laboratory Corp. of America Holdings	130	26,178
McKesson Corp.	103	55,333
Molina Healthcare Inc.(a)	145	49,605
RadNet Inc.(a)	130	6,305
UnitedHealth Group Inc.	119	57,560
		420,398
Industrial Conglomerates — 0.0%
Frequency Therapeutics, Inc., NVS	420	6
Life Sciences Tools & Services — 17.3%
10X Genomics Inc., Class A(a)	481	14,084
Bio-Rad Laboratories Inc., Class A(a)	38	10,250
Bio-Techne Corp.	870	54,993
Bruker Corp.	362	28,240
Charles River Laboratories International Inc.(a)(b)	235	53,815
Danaher Corp.	254	62,641
Gerresheimer AG	547	58,910
ICON PLC(a)	65	19,362
Lonza Group AG, Registered	50	27,600
Mettler-Toledo International Inc.(a)	50	61,485
Qiagen NV, NVS	1,522	64,426
Repligen Corp.(a)	196	32,183
Thermo Fisher Scientific Inc.	55	31,280
Waters Corp.(a)	189	58,408
West Pharmaceutical Services Inc.	270	96,520
		674,197
Pharmaceuticals — 7.5%
Arvinas Inc.(a)	445	14,138
AstraZeneca PLC	410	31,111

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Future Health ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Axsome Therapeutics Inc.(a)(b)	75	$5,532
Catalent Inc.(a)	362	20,218
Elanco Animal Health Inc.(a)	2,770	36,453
Eli Lilly & Co.	54	42,179
Longboard Pharmaceuticals Inc.(a)	58	1,235
Merck & Co. Inc.	340	43,935
Mirati Therapeutics, Inc., NVS(c)	334	234
Neumora Therapeutics Inc.(a)	210	1,909
Novo Nordisk A/S	334	42,833
Nuvation Bio Inc.(a)	665	1,988
Sanofi SA, ADR	570	28,061
Structure Therapeutics Inc.(a)	309	12,187
Tarsus Pharmaceuticals Inc.(a)(b)	305	9,586
		291,599
Total Common Stocks — 94.8% (Cost: $3,619,846)		3,697,219
Preferred Stocks
Life Sciences Tools & Services — 0.7%
Sartorius AG, Preference Shares, NVS	99	29,596
Total Preferred Stocks — 0.7% (Cost: $39,237)		29,596
Total Long-Term Investments — 95.5% (Cost: $3,659,083)		3,726,815
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(e)(f)(g)	273,603	$273,685
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(e)(f)	170,000	170,000
Total Short-Term Securities — 11.4% (Cost: $443,631)		443,685
Total Investments — 106.9% (Cost: $4,102,714)		4,170,500
Liabilities in Excess of Other Assets — (6.9)%		(270,942)
Net Assets — 100.0%		$3,899,558

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$519,473	$—	$(245,802)(a)	$62	$(48)	$273,685	273,603	$1,304 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	260,000	—	(90,000)(a)	—	—	170,000	170,000	8,132	—
				$62	$(48)	$443,685		$9,436	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	8,344,000	USD	57,301	Imperial Bank of Canada	06/13/24	$(4,058)
						$(4,058)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock Future Health ETF

Fair Value Hierarchy as of Period End (continued)
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,510,028	$186,477	$714	$3,697,219
Preferred Stocks	—	29,596	—	29,596
Short-Term Securities
Money Market Funds	443,685	—	—	443,685
	$3,953,713	$216,073	$714	$4,170,500
Derivative Financial Instruments(a)
Liabilities
Foreign Currency Exchange Contracts	$—	$(4,058)	$—	$(4,058)

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares

Currency Abbreviation
JPY	Japanese Yen
USD	United States Dollar